1607(b, c) Reports, Opinions, Appraisals, and Negotiations	Sep. 02, 2026
Preparer and Summary [Line Items]
Report, Opinion, or Appraisal, the SPAC or SPAC Sponsor Determined Consideration Amount to Target Company or its Security Holders or Target Company Valuation [Flag]	false
Report, Opinion, or Appraisal, Outside Party or Unaffiliated Representative Determined Consideration Amount to Target Company or its Security Holders or Target Company Valuation [Flag]	false